Note 5 - Allowance for Credit Losses - Allowance for Expected Credit Losses (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Accounts Receivable, Allowance for Credit Loss	$ 19,867,174	$ 19,034,976	$ 16,102,278	$ 10,842,493
Provision for Loan, Lease, and Other Losses	1,532,292	4,019,840	5,561,517
Financing Receivable, Allowance for Credit Loss, Writeoff	(715,714)	(1,087,141)	(301,732)
Allowance for Loan and Lease Loss, Recovery of Bad Debts	$ 8,620